Annual Operating Expenses - FidelityEnduringOpportunitiesFund-PRO - FidelityEnduringOpportunitiesFund-PRO - Fidelity Enduring Opportunities Fund - Fidelity Enduring Opportunities Fund	Dec. 30, 2024
Operating Expenses:
Management fee	0.52%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.63%	[2]
Total annual operating expenses	1.15%
Fee waiver and/or expense reimbursement	0.19%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.96%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.
[3]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.95% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2026 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.